Business Combinations, Asset Acquisitions and Discontinued Operations - Narrative (Details) $ in Thousands, $ in Millions					1 Months Ended	12 Months Ended				48 Months Ended
	Mar. 17, 2025 USD ($)	Oct. 05, 2023 USD ($) facility	Jul. 07, 2023 USD ($)	Jul. 07, 2023 AUD ($)	Apr. 30, 2023 party	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($) shareholder	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business Combination [Line Items]
Aggregate cash consideration						$ 108,448	$ 0	$ 46,653
Goodwill						828,335	784,042	794,004		$ 794,004
Loss on put option						$ 0	$ 0	$ 56,576
Agrofundo Brazil II Fundode Investimento em Participacoes
Business Combination [Line Items]
Ownership interest, percent								22.00%	22.00%	22.00%
Equity method investments, number of minority shareholders | shareholder									2
Loss on put option									$ 56,600
Agrofundo Brazil II Fundode Investimento em Participacoes | General Partner And Two Minority Shareholders
Business Combination [Line Items]
Ownership interest, percent									78.00%
Houston Warehouse Acquisition
Business Combination [Line Items]
Aggregate cash consideration	$ 108,400
Houston Warehouse Acquisition | Warehouse
Business Combination [Line Items]
Property, buildings and equipment	70,700
Goodwill	$ 38,500
Safeway
Business Combination [Line Items]
Aggregate cash consideration		$ 24,000
Number of facilities acquired | facility		15
Ormeau Cold Store
Business Combination [Line Items]
Aggregate cash consideration			$ 23,500	$ 35.1
Agro Acquisition
Business Combination [Line Items]
Number of parties received regulatory approval | party					2
Consideration								$ 46,700		$ 56,600
Final liability fair values associated with acquisition								87,000		87,000
Final asset fair values associated with acquisition								$ 87,000		$ 87,000
Comfrio JV
Business Combination [Line Items]
Revolver borrowing capacity											$ 15,000	$ 25,000
Interest rate												10.00%